Financial results (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial costs [Abstract]
Schedule of Financial Results

Amounts in US$ '000	2020	2019	2018
Financial expenses
Interest and amortization of debt issue costs	(48,779)	(29,977)	(28,955)
Interest with related parties (Note 34)	—	—	(1,606)
Less: amounts capitalized on qualifying assets	—	367	258
Bank charges and other financial results	(9,909)	(6,900)	(5,513)
Unwinding of long-term liabilities	(5,894)	(4,560)	(3,505)
	(64,582)	(41,070)	(39,321)
Financial income
Interest received	3,166	2,360	3,059
	3,166	2,360	3,059
Foreign exchange gains and losses
Foreign exchange loss, net	(2,720)	(6,163)	(11,323)
Realized result on currency risk management contracts	(9,414)	2,843	—
Unrealized result on currency risk management contracts	(874)	874	—
	(13,008)	(2,446)	(11,323)
Total Financial results	(74,424)	(41,156)	(47,585)